Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Number of operating unit | item	1
Revenues	$ 3,991,696	$ 3,299,761	$ 3,247,864	[1]
Freight revenues from containerized cargo
Disclosure of geographical areas [line items]
Revenues	3,492,177	2,847,264	2,835,844
Other revenues
Disclosure of geographical areas [line items]
Revenues	499,519	452,497	412,020
Pacific
Disclosure of geographical areas [line items]
Revenues	1,860,554	1,365,757	1,385,579
Cross-Suez
Disclosure of geographical areas [line items]
Revenues	392,679	328,444	387,336
Atlantic
Disclosure of geographical areas [line items]
Revenues	577,443	571,206	493,735
Intra-Asia
Disclosure of geographical areas [line items]
Revenues	453,127	372,894	353,219
Latin America
Disclosure of geographical areas [line items]
Revenues	$ 208,374	$ 208,963	$ 215,975

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.